EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized		11 years	11 years	11 years
Expense for savings plan and DC Plans		$ 58	$ 58	$ 61
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans		58	58	61
Total cash contributions		171	191	$ 205
Gain (loss) due to settlement		(81)
Net periodic benefit cost, settlement charge		18
Change in Plan Assets
Plan assets at fair value – beginning of year	$ 4,479	4,479
Plan assets at fair value – end of year		4,576	4,479
Amounts recognized in the Balance Sheet
Other long-term assets (Note 14)		312	207
Other long-term liabilities (Note 17)		$ (174)	$ (503)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings		3 years
Expected average remaining service life of employees over which past service costs are amortized		10 years	9 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		$ 105	$ 124	$ 122
Total amount outstanding under letters of credit		20	13
Settlement gain (loss), before tax		(2)	0	0
Curtailment gain		5	0	0
Change in Benefit Obligation
Benefit obligation – beginning of year	4,326	4,326	4,058
Service cost		171	155	126
Interest cost		119	133	142
Employee contributions		6	6
Benefits paid		(372)	(249)
Actuarial (gain)/loss		(208)	242
Curtailment		(5)	0
Foreign exchange rate changes		(10)	(19)
Benefit obligation – end of year		4,027	4,326	4,058
Change in Plan Assets
Plan assets at fair value – beginning of year	4,038	4,038	3,693
Actual return on plan assets		376	485
Employer contributions		105	124
Employee contributions		6	6
Benefits paid		(372)	(249)
Foreign exchange rate changes		(8)	(21)
Plan assets at fair value – end of year		4,145	4,038	3,693
Funded Status – Plan Surplus/(Deficit)		$ 118	$ (288)
Discount rate		3.05%	2.70%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 14)		$ 119	$ 29
Accounts payable and other		0	0
Other long-term liabilities (Note 17)		(1)	(317)
Net		118	(288)
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		8	9	22
Settlement gain (loss), before tax		0	0	0
Curtailment gain		0	0	0
Change in Benefit Obligation
Benefit obligation – beginning of year	457	457	427
Service cost		6	6	5
Interest cost		12	14	17
Employee contributions		1	0
Benefits paid		(21)	(21)
Actuarial (gain)/loss		(35)	36
Curtailment		3	0
Foreign exchange rate changes		(4)	(5)
Benefit obligation – end of year		419	457	427
Change in Plan Assets
Plan assets at fair value – beginning of year	441	441	406
Actual return on plan assets		5	56
Employer contributions		8	9
Employee contributions		1	0
Benefits paid		(21)	(21)
Foreign exchange rate changes		(3)	(9)
Plan assets at fair value – end of year		431	441	406
Funded Status – Plan Surplus/(Deficit)		$ 12	$ (16)
Discount rate		3.10%	2.75%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 14)		$ 193	$ 178
Accounts payable and other		(8)	(8)
Other long-term liabilities (Note 17)		(173)	(186)
Net		12	(16)
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Letter of credit to the DB Plan		20	$ 13	$ 12
Total amount outstanding under letters of credit		$ 322
U.S. | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax	2
Curtailment gain	5
U.S. | Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax	3
Curtailment gain	$ 3